Average Annual Total Returns - Lincoln iShares US Moderate Allocation Fund	Standard Class 1 year	Standard Class Since Inception	Standard Class Inception Date	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell 1000® Index (reflects no deductions for fees, expenses or taxes) Since Inception	Lincoln iShares US Moderate Allocation Composite (reflects no deductions for fees, expenses or taxes) 1 year		Lincoln iShares US Moderate Allocation Composite (reflects no deductions for fees, expenses or taxes) Since Inception
Total	12.16%	10.42%	Feb. 01, 2017	20.96%	16.29%	17.02%	[1]	12.22%	[1]

[1]	The Lincoln iShares U.S. Moderate Allocation Composite, an unmanaged index compiled by the Fund’s Adviser, is constructed as follows: 60% Russell 1000 Index and 40% Bloomberg Barclays U.S. Aggregate Bond Index. The Lincoln iShares U.S. Moderate Allocation Composite shows how the Fund’s performance compares with the returns of an index that reflects a similar asset allocation to the market sectors in which the Fund invests.